Segmented Information	12 Months Ended
Mar. 31, 2023
Segmented Information [Abstract]
SEGMENTED INFORMATION
3.	SEGMENTED INFORMATION

The Company’s reportable operating segments are components of the Company where separate financial information is available that is evaluated regularly by the Company’s Chief Executive Officer who is the Chief Operating Decision Maker (“CODM”). The operating segments are determined based on the Company’s management and internal reporting structure. Operating segments are summarized as follows:

Operating Segments	Subsidiaries Included in the Segment	Properties Included in the Segment
Mining
Henan Luoning	Henan Found and Henan Huawei	Ying Mining District
Guangdong	Guangdong Found	GC
Other	Yunxiang, Infini Resources S.A. de C.V. and Xinbaoyuan	BYP, La Yesca, Kuanping
Administrative
Vancouver	Silvercorp Metals Inc. and holding companies
Beijing	Silvercorp Metals (China) Inc.

(a) Segmented information for operating results is as follows:

Year ended March 31, 2023
	Mining			Administrative
	Henan
Statement of income:	Luoning	Guangdong	Other	Beijing	Vancouver	Total
Revenue	$174,868	$33,261	$-	$-	$-	$208,129
Costs of mine operations	(112,092)	(24,831)	(423)	-	-	(137,346)
Income from mine operations	62,776	8,430	(423)	-	-	70,783

Operating expenses	(2,540)	(223)	(77)	(1,832)	(12,153)	(16,825)
Impairment of mineral rights and properties	-	-	(20,211)	-	-	(20,211)
Finance items, net	2,526	423	(29)	271	(1,795)	1,396
Income tax expenses	(9,699)	(617)	62	-	(3,789)	(14,043)
Net income (loss)	$53,063	$8,013	$(20,678)	$(1,561)	$(17,737)	$21,100
Attributable to:

Equity holders of the Company	41,600	7,935	(9,948)	(1,561)	(17,418)	20,608
Non-controlling interests	11,463	78	(10,730)	(319)		492
Net income (loss)	$53,063	$8,013	$(20,678)	$(1,561)	$(17,737)	$21,100

Year ended March 31, 2022
	Mining			Administrative
	Henan
Statement of income:	Luoning	Guangdong	Other	Beijing	Vancouver	Total
Revenue	$176,751	$41,172	$-	$-	$-	$217,923
Costs of mine operations	(106,706)	(26,345)	(571)	-	-	(133,622)
Income from mine operations	70,045	14,827	(571)	-	-	84,301

Operating expenses	(1,367)	59	3	(2,109)	(18,322)	(21,736)
Finance items, net	2,862	374	(34)	255	(8,950)	(5,493)
Income tax expenses	(12,612)	364	(112)	-	(1,428)	(13,788)
Net income (loss)	$58,928	$15,624	$(714)	$(1,854)	$(28,700)	$43,284

Attributable to:
Equity holders of the Company	46,099	15,470	(423)	(1,854)	(28,658)	30,634
Non-controlling interests	12,829	154	(291)	-	(42)	12,650
Net income (loss)	$58,928	$15,624	$(714)	$(1,854)	$(28,700)	$43,284

(b) Segmented information for assets and liabilities is as follows:

March 31, 2023
	Mining			Administrative
	Henan
Statement of financial position items:	Luoning	Guangdong	Other	Beijing	Vancouver	Total
Current assets	$112,936	$20,605	$1,149	$7,608	$76,750	$219,048
Plant and equipment	59,854	15,289	3,314	644	958	80,059
Mineral rights and properties	251,150	32,070	20,206	-	-	303,426
Investment in associates	-	-	-	-	50,695	50,695
Other investments	65	-	-	-	15,475	15,540
Reclamation deposits	3,626	3,348	-	-	7	6,981
Long-term prepaids and deposits	686	89	96	-	-	871
Deferred income tax assets	-	179	-	-	-	179
Total assets	$428,317	$71,580	$24,765	$8,252	$143,885	$676,799

Current liabilities	$33,102	$5,509	$433	$226	$1,970	$41,240
Long-term portion of lease obligation	-	-	$-	-	314	314
Deferred income tax liabilities	47,065	-	$1,031	-	-	48,096
Environmental rehabilitation	4,883	1,477	$958	-	-	7,318
Total liabilities	$85,050	$6,986	$2,422	$226	$2,284	$96,968

March 31, 2023
	Mining			Administrative
	Henan
Statement of financial position items:	Luoning	Guangdong	Other	Beijing	Vancouver	Total
Current assets	$141,376	$14,919	$2,436	$8,570	$65,007	$232,308
Plant and equipment	58,189	15,282	3,871	864	1,212	79,418
Mineral rights and properties	254,071	32,091	40,286	-	-	326,448
Investment in associates	-	-	-	-	56,841	56,841
Other investments	72	-	-	-	17,696	17,768
Reclamation deposits	3,996	4,872	-	-	8	8,876
Long-term prepaids and deposits	588	282	104	-	-	974
Deferred income tax assets	-	905	-	-	-	905
Total assets	$458,292	$68,351	$46,697	$9,434	$140,764	$723,538

Current liabilities	$37,161	$5,155	$547	$295	$2,880	$46,038
Long-term portion of lease obligation	-	-	-	-	614	614
Deferred income tax liabilities	46,849	-	1,184	-	-	48,033
Environmental rehabilitation	6,053	1,642	1,044	-	-	8,739
Total liabilities	$90,063	$6,797	$2,275	$295	$3,494	$103,424

(c) Sales by metal

The sales generated for the year ended March 31, 2023 and 2022 were all earned in China and were comprised of:

	Year ended March 31, 2023
	Henan Luoning	Guangdong	Total
Silver (Ag)	$105,776	$7,816	$113,592
Gold (Au)	6,647	-	6,647
Lead (Pb)	50,477	6,366	56,843
Zinc (Zn)	7,881	16,942	24,823
Other	4,087	2,137	6,224
	$174,868	$33,261	$208,129

	Year ended March 31, 2022
	Henan Luoning	Guangdong	Total
Silver (Ag)	$111,835	$9,438	$121,273
Gold (Au)	5,083	-	5,083
Lead (Pb)	48,504	8,586	57,090
Zinc (Zn)	7,489	21,353	28,842
Other	3,840	1,795	5,635
	$176,751	$41,172	$217,923

(d) Major customers

For the year ended March 31, 2023, four major customers (year ended March 31, 2022 - four major customers) each accounted for 20%, 19%, 17% and 16% (year ended March 31, 2022 – 13%, 18%, 19%, and 19% ), and collectively 72% (year ended March 31, 2022 – 69%) of the total sales of the Company.